Allowance for Losses on Loans - Internally Assigned Grade (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Sep. 30, 2012
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	$ 7,990,545	$ 7,866,336
Single-family residential
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	5,373,950	5,779,264
Construction - speculative
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	130,778	131,526
Construction - custom
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	302,722	211,690
Land - acquisition & development
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	81,660	128,379
Land - consumer lot loans
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	124,984	141,844
Multi-family
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	835,598	710,741
Commercial real estate
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	625,293	406,364
Commercial & industrial
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	326,450	166,115
HELOC
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	133,631	126,942
Consumer
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	55,479	63,471
Non-acquired loans
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	7,641,266	7,755,219
Non-acquired loans | Single-family residential
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	5,359,149	5,778,922
Non-acquired loans | Construction - speculative
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	130,778	129,637
Non-acquired loans | Construction - custom
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	302,722	211,690
Non-acquired loans | Land - acquisition & development
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	77,775	124,677
Non-acquired loans | Land - consumer lot loans
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	121,671	141,844
Non-acquired loans | Multi-family
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	831,684	710,140
Non-acquired loans | Commercial real estate
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	414,961	319,210
Non-acquired loans | Commercial & industrial
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	243,199	162,823
Non-acquired loans | HELOC
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	112,186	112,902
Non-acquired loans | Consumer
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	47,141	63,374
Acquired loans
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	250,379	0
Acquired loans | Single-family residential
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	14,468	0
Acquired loans | Construction - speculative
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	0
Acquired loans | Construction - custom
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	0
Acquired loans | Land - acquisition & development
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	1,489	0
Acquired loans | Land - consumer lot loans
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	3,313	0
Acquired loans | Multi-family
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	3,914	0
Acquired loans | Commercial real estate
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	133,423	0
Acquired loans | Commercial & industrial
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	75,326	0
Acquired loans | HELOC
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	10,179	0
Acquired loans | Consumer
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	8,267	0
Credit-impaired acquired loans
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	98,900	111,117
Credit-impaired acquired loans | Single-family residential
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	333	342
Credit-impaired acquired loans | Construction - speculative
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	1,889
Credit-impaired acquired loans | Construction - custom
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	0
Credit-impaired acquired loans | Land - acquisition & development
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	2,396	3,702
Credit-impaired acquired loans | Land - consumer lot loans
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	0
Credit-impaired acquired loans | Multi-family
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	601
Credit-impaired acquired loans | Commercial real estate
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	76,909	87,154
Credit-impaired acquired loans | Commercial & industrial
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	7,925	3,292
Credit-impaired acquired loans | HELOC
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	11,266	14,040
Credit-impaired acquired loans | Consumer
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	71	97
Credit-impaired acquired loans | Pool 1 - Construction and land A&D
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	2,396	5,591
Credit-impaired acquired loans | Pool 2 - Single-family residential
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	333	342
Credit-impaired acquired loans | Pool 3 - Multi-family
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	601
Credit-impaired acquired loans | Pool 4 - HELOC & other consumer
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	11,337	14,137
Credit-impaired acquired loans | Pool 5 - Commercial real estate
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	76,909	87,154
Credit-impaired acquired loans | Pool 6 - Commercial & industrial
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	7,925	3,292
Pass
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	7,639,717	7,468,534
Grade as percentage of total gross assets	95.60%	94.90%
Pass | Non-acquired loans
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	7,363,923	7,396,340
Pass | Non-acquired loans | Single-family residential
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	5,184,101	5,588,252
Pass | Non-acquired loans | Construction - speculative
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	99,436	86,126
Pass | Non-acquired loans | Construction - custom
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	302,722	211,690
Pass | Non-acquired loans | Land - acquisition & development
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	64,355	73,661
Pass | Non-acquired loans | Land - consumer lot loans
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	121,039	140,006
Pass | Non-acquired loans | Multi-family
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	819,911	684,649
Pass | Non-acquired loans | Commercial real estate
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	373,012	278,022
Pass | Non-acquired loans | Commercial & industrial
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	240,441	158,421
Pass | Non-acquired loans | HELOC
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	112,186	112,902
Pass | Non-acquired loans | Consumer
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	46,720	62,611
Pass | Acquired loans
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	209,754	0
Pass | Acquired loans | Single-family residential
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	14,468	0
Pass | Acquired loans | Construction - speculative
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	0
Pass | Acquired loans | Construction - custom
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	0
Pass | Acquired loans | Land - acquisition & development
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	312	0
Pass | Acquired loans | Land - consumer lot loans
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	3,313	0
Pass | Acquired loans | Multi-family
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	3,227	0
Pass | Acquired loans | Commercial real estate
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	105,055	0
Pass | Acquired loans | Commercial & industrial
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	64,933	0
Pass | Acquired loans | HELOC
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	10,179	0
Pass | Acquired loans | Consumer
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	8,267	0
Pass | Credit-impaired acquired loans
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	66,040	72,194
Pass | Credit-impaired acquired loans | Pool 1 - Construction and land A&D
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	980	2,466
Pass | Credit-impaired acquired loans | Pool 2 - Single-family residential
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	333	342
Pass | Credit-impaired acquired loans | Pool 3 - Multi-family
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	0
Pass | Credit-impaired acquired loans | Pool 4 - HELOC & other consumer
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	11,337	14,137
Pass | Credit-impaired acquired loans | Pool 5 - Commercial real estate
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	52,509	53,683
Pass | Credit-impaired acquired loans | Pool 6 - Commercial & industrial
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	881	1,566
Special mention
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	42,499	42,988
Grade as percentage of total gross assets	0.50%	0.60%
Special mention | Non-acquired loans
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	33,384	38,622
Special mention | Non-acquired loans | Single-family residential
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	4,595	844
Special mention | Non-acquired loans | Construction - speculative
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	3,199	10,113
Special mention | Non-acquired loans | Construction - custom
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	0
Special mention | Non-acquired loans | Land - acquisition & development
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	775	4,637
Special mention | Non-acquired loans | Land - consumer lot loans
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	223
Special mention | Non-acquired loans | Multi-family
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	2,114	5,098
Special mention | Non-acquired loans | Commercial real estate
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	21,652	16,282
Special mention | Non-acquired loans | Commercial & industrial
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	1,049	1,071
Special mention | Non-acquired loans | HELOC
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	0
Special mention | Non-acquired loans | Consumer
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	354
Special mention | Acquired loans
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	5,499	0
Special mention | Acquired loans | Single-family residential
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	0
Special mention | Acquired loans | Construction - speculative
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	0
Special mention | Acquired loans | Construction - custom
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	0
Special mention | Acquired loans | Land - acquisition & development
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	0
Special mention | Acquired loans | Land - consumer lot loans
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	0
Special mention | Acquired loans | Multi-family
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	0
Special mention | Acquired loans | Commercial real estate
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	4,190	0
Special mention | Acquired loans | Commercial & industrial
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	1,309	0
Special mention | Acquired loans | HELOC
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	0
Special mention | Acquired loans | Consumer
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	0
Special mention | Credit-impaired acquired loans
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	3,616	4,366
Special mention | Credit-impaired acquired loans | Pool 1 - Construction and land A&D
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	461	0
Special mention | Credit-impaired acquired loans | Pool 2 - Single-family residential
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	0
Special mention | Credit-impaired acquired loans | Pool 3 - Multi-family
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	0
Special mention | Credit-impaired acquired loans | Pool 4 - HELOC & other consumer
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	0
Special mention | Credit-impaired acquired loans | Pool 5 - Commercial real estate
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	3,155	4,308
Special mention | Credit-impaired acquired loans | Pool 6 - Commercial & industrial
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	58
Substandard
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	308,329	352,916
Grade as percentage of total gross assets	3.90%	4.50%
Substandard | Non-acquired loans
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	243,959	320,257
Substandard | Non-acquired loans | Single-family residential
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	170,453	189,826
Substandard | Non-acquired loans | Construction - speculative
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	28,143	33,398
Substandard | Non-acquired loans | Construction - custom
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	0
Substandard | Non-acquired loans | Land - acquisition & development
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	12,645	46,379
Substandard | Non-acquired loans | Land - consumer lot loans
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	632	1,615
Substandard | Non-acquired loans | Multi-family
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	9,659	20,393
Substandard | Non-acquired loans | Commercial real estate
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	20,297	24,906
Substandard | Non-acquired loans | Commercial & industrial
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	1,709	3,331
Substandard | Non-acquired loans | HELOC
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	0
Substandard | Non-acquired loans | Consumer
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	421	409
Substandard | Acquired loans
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	35,126	0
Substandard | Acquired loans | Single-family residential
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	0
Substandard | Acquired loans | Construction - speculative
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	0
Substandard | Acquired loans | Construction - custom
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	0
Substandard | Acquired loans | Land - acquisition & development
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	1,177	0
Substandard | Acquired loans | Land - consumer lot loans
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	0
Substandard | Acquired loans | Multi-family
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	687	0
Substandard | Acquired loans | Commercial real estate
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	24,178	0
Substandard | Acquired loans | Commercial & industrial
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	9,084	0
Substandard | Acquired loans | HELOC
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	0
Substandard | Acquired loans | Consumer
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	0
Substandard | Credit-impaired acquired loans
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	29,244	32,659
Substandard | Credit-impaired acquired loans | Pool 1 - Construction and land A&D
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	955	3,125
Substandard | Credit-impaired acquired loans | Pool 2 - Single-family residential
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	0
Substandard | Credit-impaired acquired loans | Pool 3 - Multi-family
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	601
Substandard | Credit-impaired acquired loans | Pool 4 - HELOC & other consumer
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	0
Substandard | Credit-impaired acquired loans | Pool 5 - Commercial real estate
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	21,245	28,200
Substandard | Credit-impaired acquired loans | Pool 6 - Commercial & industrial
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	7,044	733
Doubtful
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	1,898
Grade as percentage of total gross assets	0.00%	0.00%
Doubtful | Non-acquired loans
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	0
Doubtful | Non-acquired loans | Single-family residential
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	0
Doubtful | Non-acquired loans | Construction - speculative
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	0
Doubtful | Non-acquired loans | Construction - custom
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	0
Doubtful | Non-acquired loans | Land - acquisition & development
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	0
Doubtful | Non-acquired loans | Land - consumer lot loans
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	0
Doubtful | Non-acquired loans | Multi-family
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	0
Doubtful | Non-acquired loans | Commercial real estate
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	0
Doubtful | Non-acquired loans | Commercial & industrial
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	0
Doubtful | Non-acquired loans | HELOC
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	0
Doubtful | Non-acquired loans | Consumer
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	0
Doubtful | Acquired loans
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	0
Doubtful | Acquired loans | Single-family residential
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	0
Doubtful | Acquired loans | Construction - speculative
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	0
Doubtful | Acquired loans | Construction - custom
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	0
Doubtful | Acquired loans | Land - acquisition & development
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	0
Doubtful | Acquired loans | Land - consumer lot loans
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	0
Doubtful | Acquired loans | Multi-family
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	0
Doubtful | Acquired loans | Commercial real estate
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	0
Doubtful | Acquired loans | Commercial & industrial
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	0
Doubtful | Acquired loans | HELOC
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	0
Doubtful | Acquired loans | Consumer
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	0
Doubtful | Credit-impaired acquired loans
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	1,898
Doubtful | Credit-impaired acquired loans | Pool 1 - Construction and land A&D
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	0
Doubtful | Credit-impaired acquired loans | Pool 2 - Single-family residential
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	0
Doubtful | Credit-impaired acquired loans | Pool 3 - Multi-family
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	0
Doubtful | Credit-impaired acquired loans | Pool 4 - HELOC & other consumer
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	0
Doubtful | Credit-impaired acquired loans | Pool 5 - Commercial real estate
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	963
Doubtful | Credit-impaired acquired loans | Pool 6 - Commercial & industrial
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	935
Loss
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	0
Grade as percentage of total gross assets	0.00%	0.00%
Loss | Non-acquired loans
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	0
Loss | Non-acquired loans | Single-family residential
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	0
Loss | Non-acquired loans | Construction - speculative
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	0
Loss | Non-acquired loans | Construction - custom
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	0
Loss | Non-acquired loans | Land - acquisition & development
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	0
Loss | Non-acquired loans | Land - consumer lot loans
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	0
Loss | Non-acquired loans | Multi-family
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	0
Loss | Non-acquired loans | Commercial real estate
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	0
Loss | Non-acquired loans | Commercial & industrial
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	0
Loss | Non-acquired loans | HELOC
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	0
Loss | Non-acquired loans | Consumer
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	0
Loss | Acquired loans
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	0
Loss | Acquired loans | Single-family residential
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	0
Loss | Acquired loans | Construction - speculative
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	0
Loss | Acquired loans | Construction - custom
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	0
Loss | Acquired loans | Land - acquisition & development
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	0
Loss | Acquired loans | Land - consumer lot loans
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	0
Loss | Acquired loans | Multi-family
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	0
Loss | Acquired loans | Commercial real estate
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	0
Loss | Acquired loans | Commercial & industrial
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	0
Loss | Acquired loans | HELOC
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	0
Loss | Acquired loans | Consumer
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	0
Loss | Credit-impaired acquired loans
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	0
Loss | Credit-impaired acquired loans | Pool 1 - Construction and land A&D
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	0
Loss | Credit-impaired acquired loans | Pool 2 - Single-family residential
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	0
Loss | Credit-impaired acquired loans | Pool 3 - Multi-family
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	0
Loss | Credit-impaired acquired loans | Pool 4 - HELOC & other consumer
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	0
Loss | Credit-impaired acquired loans | Pool 5 - Commercial real estate
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	0
Loss | Credit-impaired acquired loans | Pool 6 - Commercial & industrial
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	$ 0	$ 0